Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	$ 1,067	$ 1,079
Contributions	5	12
Changes in foreign exchange rates	(5)	(22)
Share of income (loss)	(3)	(1)
Other	(4)	(1)
Ending balance	1,060	1,067
NuevaUnión
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	1,061	1,071
Contributions	5	11
Changes in foreign exchange rates	(4)	(22)
Share of income (loss)	(3)	1
Other	0	0
Ending balance	1,059	1,061
Other | Other
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	6	8
Contributions	0	1
Changes in foreign exchange rates	(1)	0
Share of income (loss)	0	(2)
Other	(4)	(1)
Ending balance	$ 1	$ 6